Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities [abstract]
Other Liabilities	18. Other Liabilities

	December 31,	December 31,
	2020	2019
Restricted share units (note 20(b))	$2,264	$246
Other non-current liabilities	259	253
	$2,523	$499